Derivative Instruments (Tables)	3 Months Ended
Mar. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of foreign currency forward contracts

March 31, 2023
Foreign Currency	Settlement Date	Statement Location	Counterparty	Amount Transacted	Notional Value at Settlement	Notional Value at Period End	Fair Value
GBP	April 17, 2023	Unrealized depreciation on foreign currency forward contracts	JPMorgan Chase Bank, N.A.	£297	$362	$367	$(5)
Total					$362	$367	$(5)

December 31, 2022
Foreign Currency	Settlement Date	Statement Location	Counterparty	Amount Transacted	Notional Value at Settlement	Notional Value at Period End	Fair Value
GBP	January 17, 2023	Unrealized appreciation on foreign currency forward contracts	JPMorgan Chase Bank, N.A.	£2,457	$3,045	$2,972	$73
Total					$3,045	$2,972	$73

Schedule of net realized and unrealized gains and losses on derivative instruments

		For the Three Months Ended March 31,
	Statement Location	2023	2022
Net realized gains (losses)
Foreign currency forward contracts	Net realized gains (losses) on foreign currency forward contracts	$111	$(125)
Net change in unrealized appreciation (depreciation)
Foreign currency forward contracts	Net change in unrealized appreciation (depreciation) on foreign currency forward contracts	(78)	254
Net realized and unrealized gains on foreign currency forward contracts		$33	$129

Schedule of derivative assets and liabilities

As of	Counterparty	Gross Derivative Assets in Statement of Assets and Liabilities	Gross Derivative Liabilities in Statement of Assets and Liabilities	Collateral Pledged (Received)	Net position of Derivative Assets, Liabilities and Pledged Collateral
March 31, 2023	JP Morgan Chase Bank, N.A.	$—	$(5)	$—	$(5)
December 31, 2022	JP Morgan Chase Bank, N.A.	$73	$—	$—	$73